Document and Entity Information	Dec. 21, 2021
Cover [Abstract]
Entity Registrant Name	CONTINENTAL RESOURCES, INC
Amendment Flag	true
Entity Central Index Key	0000732834
Document Type	8-K/A
Document Period End Date	Dec. 21, 2021
Entity Incorporation State Country Code	OK
Entity File Number	001-32886
Entity Tax Identification Number	73-0767549
Entity Address, Address Line One	20 N. Broadway
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73102
City Area Code	(405)
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in a Current Report on Form 8-K filed by Continental Resources, Inc. (the “Company”) on December 22, 2021 (the “Original Form 8-K”), on December 21, 2021, pursuant to a purchase and sale agreement with Parsley Energy, LLC, Parsley Energy, L.P., Parsley Minerals, LLC, Parsley Energy Operations, LLC and, solely for the limited purposes set forth in the Agreement, Pioneer Natural Resources Company, the Company completed its previously announced acquisition (collectively, the “Acquisition”) of: (a) 100% of the issued and outstanding limited liability company interests of Jagged Peak Energy LLC, which in turn owns 100% of the issued and outstanding limited liability company interests of Parsley SoDe Water LLC; and (b) certain oil and gas assets and properties in the Permian Basin (collectively, the “Delaware Properties”). This amendment is filed to provide the financial statements and the pro forma financial information of the Company giving effect to the Acquisition, as required by Item 9.01 of Form 8-K. Except as set forth below, the Original Form 8-K is unchanged.